Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts		$ 10,280,291	$ 8,976,617
Compensated in balance
Net amount presented in balance		10,280,291	8,976,617
Remaining financial instruments not subject to neeting agreements		39,563,271	36,624,618
Amount in Statements of Financial Position		49,843,562	45,601,235
Liabilities
Gross amounts		11,680,636	8,816,700
Compensated in balance
Net amount presented in balance		11,680,636	8,816,700
Remaining financial instruments not subject to neeting agreements		38,672,614	38,999,751
Amount in Statements of Financial Position		50,353,249	47,816,451
Financial derivative contracts [Member]
Liabilities
Gross amounts		11,365,281
Compensated in balance
Net amount presented in balance		11,365,281
Remaining financial instruments not subject to neeting agreements		2,742,833
Amount in Statements of Financial Position		14,108,114
Investments under resale agreements [Member]
Liabilities
Gross amounts		315,355	86,634
Compensated in balance
Net amount presented in balance		315,355	86,634
Remaining financial instruments not subject to neeting agreements
Amount in Statements of Financial Position		315,355	86,634
Deposits and interbank borrowings [Member]
Liabilities
Gross amounts				[1]
Compensated in balance				[1]
Net amount presented in balance				[1]
Remaining financial instruments not subject to neeting agreements		35,929,781	36,858,576	[1]
Amount in Statements of Financial Position		35,929,780	36,858,576	[1]
Financial derivative contracts and hedge accounting [Member]
Liabilities
Gross amounts			8,730,066
Compensated in balance
Net amount presented in balance			8,730,066
Remaining financial instruments not subject to neeting agreements			2,141,175
Amount in Statements of Financial Position			10,871,241
Financial derivative contracts and hedge accounting [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts	[2]	10,280,291	8,976,617
Compensated in balance	[2]
Net amount presented in balance	[2]	10,280,291	8,976,617
Remaining financial instruments not subject to neeting agreements	[2]	1,870,431	1,146,990
Amount in Statements of Financial Position	[2]	12,150,722	10,123,607
Loans and accounts receivable and interbank loans [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial instruments subject to compensation [Line Items]
Gross amounts	[3]
Compensated in balance	[3]
Net amount presented in balance	[3]
Remaining financial instruments not subject to neeting agreements	[3]	37,692,840	35,477,628
Amount in Statements of Financial Position	[3]	$ 37,692,840	$ 35,477,628

[1]	Include Deposits and other demand liabilities, Time deposits and other time liabilities and Interbank borrowings
[2]	Derivatives contract have guarantees associated for Ch$1,695,431 million and Ch$746,729, respectively.
[3]	Loans and accounts receivable and interbank loans at amortised cost